Condensed Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Installment loans, measured at fair value	¥ 85,724	¥ 97,694
Investment in securities, measured at fair value	41,499	41,018
Available-for-sale debt securities, amortized Cost	3,394,683	3,174,036
Available-for-sale debt securities, allowance for credit losses	(771)	(670)
Other assets, measured at fair value	1,515	2,586
Policy liabilities and policy account balances, measured at fair value	¥ 142,700	¥ 136,257